Loans Payable (Promissory Notes) (Details) - USD ($)						3 Months Ended		12 Months Ended
	Oct. 10, 2016	Jun. 14, 2016	Apr. 25, 2016	Apr. 13, 2016	Mar. 24, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2013	Mar. 08, 2016	Dec. 03, 2015	Sep. 29, 2015	Sep. 08, 2015
Debt Instrument [Line Items]
Common stock issued to settle notes					$ 825,000	$ 28,500,000	$ 0	$ 868,000	$ 0
Long-term debt								28,712,000	24,091,000
Shares issued (shares)												437,500
MGT Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Common stock issued to settle notes								824,000
Unsecured Debt | MGT Promissory Notes Due September 29, 2015
Debt Instrument [Line Items]
Debt instrument, face amount								234,000					$ 234,000
Unsecured Debt | MGT Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Debt instrument, face amount								1,875,000			$ 1,875,000
Unsecured Debt | MGT Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount						2,109,000
Loans payable						943,000
Interest expense						12,000
Unsecured Debt | Kuusamo Promissory Notes Due September 29, 2015
Debt Instrument [Line Items]
Debt instrument, face amount								16,000						$ 16,000
Unsecured Debt | Kuusamo Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Debt instrument, face amount								125,000						$ 125,000
Long-term debt						55,000		54,000
Unsecured Debt | Kuusamo Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount						141,000
Loans payable						55,000
Interest expense						$ 1,000
Promissory Note
Debt Instrument [Line Items]
Interest rate														5.00%
Loans Payable | MGT Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount								2,109,000
Long-term debt								943,000	0
Interest expense								65,000
Loans Payable | Kuusamo Promissory Notes
Debt Instrument [Line Items]
Debt instrument, face amount								141,000
Long-term debt								55,000	$ 0
Interest expense								$ 5,000
Series D Preferred Stock
Debt Instrument [Line Items]
Preferred stock, shares outstanding (in shares)				0		110		0	0
Series D Preferred Stock | Unsecured Debt | MGT Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Notes redeemed amount					110,000
Common Stock
Debt Instrument [Line Items]
Shares issued (shares)						1,013,068
Common Stock | Unsecured Debt | MGT Promissory Notes Due March 8, 2016
Debt Instrument [Line Items]
Notes redeemed amount					$ 824,000
Preferred Stock | Series D Preferred Stock
Debt Instrument [Line Items]
Shares converted to common stock (shares)				110
Common Stock
Debt Instrument [Line Items]
Shares converted to common stock (shares)				18,331.5
Second MGT Exchange Agreement
Debt Instrument [Line Items]
Convertible debt		$ 940,000
Notes redeemed amount		$ 11,000
Second MGT Exchange Agreement | Common Stock
Debt Instrument [Line Items]
Common shares issued subject to certain adjustments (shares)		132,092
DDGG
Debt Instrument [Line Items]
Number of shares issued in acquisition (shares)			10,394.35
Reduction of debt			$ 71,000
Sillerman Investment Company, LLC | New $25,000 Line of Credit
Debt Instrument [Line Items]
Compensation expense										$ 110,000
Subsequent Event | Conversion of MGT Sports Convertible Securities
Debt Instrument [Line Items]
Payment of interest	$ 16,000
Subsequent Event | Common Stock
Debt Instrument [Line Items]
Shares issued (shares)	136,304
Subsequent Event | Common Stock | Conversion of MGT Sports Convertible Securities
Debt Instrument [Line Items]
Common shares issued subject to certain adjustments (shares)	136,304